Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets and goodwill

Total £m
Net book value at 1 April 2021	4,588
Exchange adjustments	223
Acquisition of NGED (note 37)	4,721
Net book value at 1 April 2022	9,532
Exchange adjustments	315
Net book value at 31 March 2023	9,847

Schedule of allocation of goodwill by operations	See below for a summary of which operations our goodwill and indefinite-lived intangibles are allocated to:

	2023	2022
CGU or group of CGUs	£m	£m
Goodwill:
National Grid Ventures Renewables	163	150
New England	1,609	1,510
New York	3,354	3,151
UK Electricity Distribution[1]	4,721	4,721
Total goodwill	9,847	9,532

Indefinite-lived intangibles (regulatory licences related to UK Electricity Distribution):
West Midlands	518	518
East Midlands	519	519
South Wales	257	257
South West	420	420
Total indefinite-lived intangibles	1,714	1,714
1.This is a combination of the West Midlands, East Midlands, South Wales and South West CGUs, reflecting the level at which the goodwill is monitored.